Note 4 - Other Investments (Details) - Securities classified as available-for-sale in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale in Yen [Abstract]
Available-for-sale—Cost	$ 5,317	¥ 500,616	¥ 451,404
Available-for-sale—Unrealized Gains	8,639	813,445	418,195
Available-for-sale—Unrealized Losses	44	4,138	8,685
Available-for-sale—Fair Value	$ 13,912	¥ 1,309,923	¥ 860,914